FILED VIA EDGAR

May 4, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Schwartz Investment Trust (the “Trust”)
File No. 33-51626

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 53) has been filed electronically.

Please contact the undersigned at 513/346-4181 if you have any questions concerning this filing.

Very truly yours,

/s/ Betsy Santen

Betsy Santen

Senior Paralegal

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com